LORD ABBETT INVESTMENT TRUST

90 Hudson Street

Jersey City, NJ 07302-3973

April 1, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Lord Abbett Investment Trust (the “Registrant”)
1933 Act File No. 033-68090
1940 Act File No. 811-07988

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the undersigned hereby certifies that:

1.	the form of prospectus and statement of additional information that would have been filed under Rule
497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 100 to the Registrant’s Registration Statement on Form N-1A filed by the Registrant on March 26, 2021; and

2.	the text of Post-Effective Amendment No. 100, which was the most recent Amendment to the Registration Statement, was filed electronically with the U.S. Securities and Exchange Commission on March 26, 2021.

Sincerely,

/s/ Pamela P. Chen

Pamela P. Chen

Vice President and Assistant Secretary

Lord Abbett Funds